John Deere Owner Trust 2020-B	EXHIBIT 99.2
Statement to Certificateholders

$160,000,000   Class A-1  0.25062%  Asset Backed Notes due July 15, 2021

$262,500,000   Class A-2  0.41%  Asset Backed Notes due March 15, 2023

$262,500,000   Class A-3  0.51%  Asset Backed Notes due November 15, 2024

$75,870,000   Class A-4  0.72%  Asset Backed Notes due June 15, 2027

$19,513,485 Overcollateralization

Payment Date:			16-Aug-21

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2 Notes:	$17,959,554.13
		per $1,000 original principal amount:	$68.42

	(c)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$17,959,554.13

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2 Notes:	$33,323.20
		per $1,000 original principal amount:	$0.13

		(iii) Class A-3 Notes:	$111,562.50
		per $1,000 original principal amount:	$0.43

		(iv) Class A-4 Notes:	$45,522.00
		per $1,000 original principal amount:	$0.60

		(v) Total:	$190,407.70

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$441,958,220.65

	(b)	Note Value at end of related Collection Period:	$437,455,241.55

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:	$19,513,485.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii) A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$79,571,757.04
		(ii) A-2 Note Pool Factor:	0.3031305

8

	(c)	(i) Outstanding Principal Amount of Class A-3 Notes:	$262,500,000.00
		(ii) A-3 Note Pool Factor:	1.0000000

	(d)	(i) Outstanding Principal Amount of Class A-4 Notes:	$75,870,000.00
		(ii) A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$383,870.41
		(i) per $1,000 original principal amount:	$0.48
	(b)	Amount of Servicing Fee earned:	$383,870.41
	(c)	Amount of Servicing Fee paid:	$383,870.41
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$1,101,688.47

(11)	(i)	Amount in Reserve Account:	$7,803,835.00
	(ii)	Specified Reserve Account Balance:	$7,803,835.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$3,211,654.13
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.73%

(13)	(i)	Aggregate amount of net losses for the collection period:	$30,294.52
	(ii)	Cumulative amount of net losses:	$545,981.37
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.07%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$26,507.23
		(ii) % of Pool Balance:	0.01%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

9